Unaudited Pro Forma Condensed Consolidated Statement of Operations (Parenthetical) - USD ($)		9 Months Ended	12 Months Ended
		Sep. 30, 2015	Dec. 31, 2014
Property, Plant and Equipment, Depreciation Methods		straight-line method	straight-line method
Debt Instrument, Interest Rate During Period		4.25%	4.25%
Debt Instrument, Interest Rate, Increase (Decrease)		0.125%	0.125%
Interest Expense Over The Pro Forma Period		$ 18,810	$ 25,100
Notes Payable, Total		15,049,125 [1]	11,522,140
Pro Forma [Member]
Notes Payable, Total		$ 20,064,185	$ 20,064,185
Insignificant Purchases And Other [Member]
Property, Plant and Equipment, Useful Life			27 years 6 months
Jacksonville 53 [Member]
Property, Plant and Equipment, Useful Life		27 years 6 months	27 years 6 months
Property, Plant and Equipment, Depreciation Methods		straight-line method	straight-line method
Jacksonville 140 [Member]
Property, Plant and Equipment, Useful Life		27 years 6 months
Property, Plant and Equipment, Depreciation Methods			straight-line method
Jacksonville 140 [Member] | Pro Forma [Member]
Notes Payable, Total	[2]	$ 5,015,060
Houston 100 [Member]
Property, Plant and Equipment, Useful Life		27 years 6 months
Property, Plant and Equipment, Depreciation Methods			straight-line method
Houston 100 [Member] | Pro Forma [Member]
Notes Payable, Total	[3]	$ 0
Memphis 60 [Member]
Property, Plant and Equipment, Useful Life			27 years 6 months
Property, Plant and Equipment, Depreciation Methods			straight-line method
Memphis 21 [Member]
Property, Plant and Equipment, Useful Life			27 years 6 months
Property, Plant and Equipment, Depreciation Methods			straight-line method
Jacksonville 31 [Member]
Property, Plant and Equipment, Useful Life			27 years 6 months
Property, Plant and Equipment, Depreciation Methods			straight-line method

[1]	Reflects our unaudited historical consolidated balance sheet as of September 30, 2015 included elsewhere within this prospectus.
[2]	Reflects our acquisition of 45 homes in the Jacksonville 140 portfolio in October 2015 for the purchase price of $3,057,000, our acquisition of another ten homes in December 2015 for $675,039 and our loan from Silvergate Bank in the amount of $5,015,060, a portion of which was used to finance the purchase of the 55 homes. Also, reflects our proposed acquisition of the remaining 85 homes in the Jacksonville area for $5.7 million, which will be financed through the net proceeds of this offering, allocation of purchase price and recognition of liabilities. The purchase price has been allocated to land, building and the existing leases based upon their estimated fair values at the date of acquisition under the guidance of ASC Topic 805. In estimating the corresponding land and building values, we utilize our own market knowledge and published market data. The estimated fair value of acquired in-place leases represents the expected costs we would have incurred to lease the property at the date of acquisition as adjusted for the remaining life of the leases.
[3]	Reflects our proposed acquisition of 100 homes in the Houston, Texas area for $8.8 million of the net proceeds of this offering, allocation of purchase price and recognition of liabilities. The purchase price has been allocated to land, building and the existing leases based upon their estimated fair values at the date of acquisition under the guidance of ASC Topic 805. In estimating the corresponding land and building values, we utilize our own market knowledge and published market data. The estimated fair value of acquired in-place leases represents the expected costs we would have incurred to lease the property at the date of acquisition as adjusted for the remaining life of the leases.